Taxes (Details) - Schedule of Taxes Payable - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Taxes Payable [Abstract]
Value added tax payable	$ 303,713	$ 115,087
Other taxes payable	131,045	52,263
Total taxes payable	$ 434,758	$ 167,350